Subsequent events (Details Narrative)	Jun. 02, 2025 SGD ($) $ / shares shares	May 22, 2025 SGD ($) $ / shares shares	Feb. 28, 2025 $ / shares	Apr. 14, 2024 SGD ($)	Feb. 29, 2024 $ / shares
Subsequent Event [Line Items]
Ordinary shares, par value			$ 0.001		$ 0.001
Long term debt percentage bearing fixed interest rate				12.00%
Long term debt term				24 months
Keng Kuat and Sons [Member]
Subsequent Event [Line Items]
Working capital | $				$ 50,000
Ng Jian Da [Member]
Subsequent Event [Line Items]
Working capital | $				$ 200,000
IPO [Member] | Subsequent Event [Member] | Underwriting Agreement [Member]
Subsequent Event [Line Items]
Proceeds from issuance of shares | $	$ 17,250,000	$ 14,520,000
Working capital | $		$ 3,630,000
Over-Allotment Option [Member] | Subsequent Event [Member] | Underwriting Agreement [Member]
Subsequent Event [Line Items]
Ordinary shares, par value	$ 0.001
Additional shares purchase | shares	562,500
Shares issued, price per share	$ 4.00
Common Stock [Member] | IPO [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Number of shares issued | shares		3,750,000
Ordinary shares, par value		$ 0.001
Price per share		$ 4
Sale of stock exercise price, percentage		140.00%
Common Stock [Member] | Over-Allotment Option [Member] | Subsequent Event [Member] | Maximum [Member]
Subsequent Event [Line Items]
Number of shares issued | shares		562,500
Warrant [Member] | IPO [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Number of shares issued | shares		431,250